Long-term Financing Arrangements - 10K (Tables)	8 Months Ended
Jan. 07, 2024
Debt Disclosure [Abstract]
Schedule of Long-Term Financing Arrangements
Long-term financing arrangements consists of the following:

	January 7, 2024	April 30, 2023
PPP and SBA loans	$500	$500
Term loans	35,000	22,500
Equipment loan	16,500	11,500
Senior notes	50,278	—
Convertible notes	—	5,000
Finance obligations	4,834	3,995
Other	92	127
Less: unamortized debt issuance costs and discounts	(35,958)	(6,367)
Total	71,246	37,255
Less: current portion of long-term borrowings	(3,056)	(1,044)
Long-term notes payable	$68,190	$36,211
Long-term financing arrangements consists of the following:

	April 30, 2023	April 24, 2022
PPP and SBA loans	$500	$8,789
Term loans	22,500	5,598
Equipment loan	11,500	—
Convertible notes	5,000	5,000
Finance obligation	3,995	4,488
Other	127	180
Less: Unamortized debt issuance costs and discounts	(6,367)	(109)
Total	37,255	23,946
Less: Current portion	(1,044)	(10,126)
Long-term notes payable	$36,211	$13,820

Schedule of Gain on Extinguishment of Debt
In fiscal years 2023 and 2022, the Company recorded a gain on extinguishment of debt for forgiveness of loans, which consists of the following:

	Fiscal Year Ended
	April 30, 2023	April 24, 2022	April 25, 2021
Forgiveness of PPP loans and accrued interest	$8,458	$2,728	$—
Extinguishment of residual issuance cost	(93)	—	—
Other	(10)	72	388
Total	$8,355	$2,800	$388

Schedule of Principal Payment Maturities	Below are the Company’s principal payment maturities as of April 30, 2023, by fiscal year:

2024	$1,044
2025	3,124
2026	9,604
2027	7,125
2028	22,225
Thereafter	500
Total	$43,622